Restructuring and other non-recurring items (Tables)	9 Months Ended
Sep. 30, 2012
Restructuring and Other non-recurring
Restructuring and other non-recurring items recognized comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)

Restructuring charges	$-	$4,815	$4,525	$9,817
Other non-recurring items	-	-	1,111	-
Total	$-	$4,815	$5,636	$9,817

Details of Movement in Restructuring Provisions Recognized
Details of the movement in this Restructuring Plan recognized during the nine months ended September 30, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognized	$3,394	$1,250	$4,644
Cash payments	(2,986)	(483)	(3,469)
Foreign exchange movement	(4)	-	(4)
Provision at September 30, 2012	$404	$767	$1,171

Prior Period Restructuring Charges
Details of the movement in the 2011 Restructuring Plans recognized during the year ended December 31, 2011 and for the nine months ended September 30, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - initial provision recognized	$3,956	$1,046	$5,002
Q3 Plan - initial provision recognized	3,880	935	4,815
Total provision recognized	$7,836	$1,981	$9,817

Cash payments	(5,438)	(251)	(5,689)
Property, plant and equipment write-off	-	(55)	(55)
Foreign exchange movement	(164)	(35)	(199)
Provision at December 31, 2011	$2,234	$1,640	$3,874

Cash payments	(2,123)	(1,134)	(3,257)
Amounts released	(55)	(95)	(150)
Property, plant and equipment write-off	-	(263)	(263)
Foreign exchange movement	(20)	28	8
Provision at September 30, 2012	$36	$176	$212